PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	$ 15,574
Property, plant and equipment including right-of-use assets at end of period	24,332	$ 15,574
Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	13,523	12,681
Right-of-use assets at beginning of period	2,051	1,985
Property, plant and equipment including right-of-use assets at beginning of period	15,574	14,666
Property, plant and equipment at end of period	21,771	13,523
Right-of-use assets at end of period	2,561	2,051
Property, plant and equipment including right-of-use assets at end of period	24,332	15,574
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	37,211	35,373
Right-of-use assets at beginning of period	2,928	2,626
Property, plant and equipment including right-of-use assets at beginning of period	40,139	37,999
Additions and transfers to property, plant, and equipment	4,042	3,075
Additions and transfers to right-of-use assets	751	451
Additions and transfers to property, plant, and equipment including right-of-use assets	4,793	3,526
Acquisitions from business combinations (note 3)	7,714	10
Acquisitions of right-of-use assets	328	0
Property, Plant And Equipment Including Right-Of-Use Assets Recognised As Of Acquisition Date	8,042	10
Disposals and other	(1,555)	(1,247)
Disposals and other, right-of-use assets	(263)	(149)
Disposals and other	1,818	1,396
Property, plant and equipment at end of period	47,412	37,211
Right-of-use assets at end of period	3,744	2,928
Property, plant and equipment including right-of-use assets at end of period	51,156	40,139
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(23,688)	(22,692)
Right-of-use assets at beginning of period	(877)	(641)
Property, plant and equipment including right-of-use assets at beginning of period	(24,565)	(23,333)
Disposals and other	1,378	1,285
Disposals and other, right-of-use assets	65	38
Disposals and other	(1,443)	(1,323)
Depreciation	3,331	2,281
Depreciation, right-of-use assets	371	274
Depreciation, Property, Plant, and Equipment and Right-of-Use Assets	3,702	2,555
Property, plant and equipment at end of period	(25,641)	(23,688)
Right-of-use assets at end of period	(1,183)	(877)
Property, plant and equipment including right-of-use assets at end of period	(26,824)	(24,565)
Land and buildings | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	716	710
Property, plant and equipment at end of period	973	716
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,283	1,241
Additions and transfers to property, plant, and equipment	108	44
Acquisitions from business combinations (note 3)	308	0
Disposals and other	(252)	(2)
Property, plant and equipment at end of period	1,447	1,283
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(567)	(531)
Disposals and other	148	0
Depreciation	55	36
Property, plant and equipment at end of period	(474)	(567)
Cable and wireless network | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,161	7,665
Property, plant and equipment at end of period	14,459	8,161
Cable and wireless network | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	23,110	22,307
Additions and transfers to property, plant, and equipment	2,377	1,657
Acquisitions from business combinations (note 3)	5,946	10
Disposals and other	(934)	(864)
Property, plant and equipment at end of period	30,499	23,110
Cable and wireless network | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(14,949)	(14,642)
Disposals and other	827	863
Depreciation	1,918	1,170
Property, plant and equipment at end of period	(16,040)	(14,949)
Computer equipment and software | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,913	1,925
Property, plant and equipment at end of period	2,341	1,913
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,992	6,607
Additions and transfers to property, plant, and equipment	868	729
Acquisitions from business combinations (note 3)	370	0
Disposals and other	(299)	(344)
Property, plant and equipment at end of period	7,931	6,992
Computer equipment and software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,079)	(4,682)
Disposals and other	299	342
Depreciation	810	739
Property, plant and equipment at end of period	(5,590)	(5,079)
Customer premise equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	349	351
Property, plant and equipment at end of period	930	349
Customer premise equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,097	1,955
Additions and transfers to property, plant, and equipment	259	165
Acquisitions from business combinations (note 3)	640	0
Disposals and other	7	(23)
Property, plant and equipment at end of period	3,003	2,097
Customer premise equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,748)	(1,604)
Disposals and other	77	66
Depreciation	402	210
Property, plant and equipment at end of period	(2,073)	(1,748)
Leasehold improvements | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	321	327
Property, plant and equipment at end of period	370	321
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	711	680
Additions and transfers to property, plant, and equipment	39	34
Acquisitions from business combinations (note 3)	78	0
Disposals and other	(11)	(3)
Property, plant and equipment at end of period	817	711
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(390)	(353)
Disposals and other	9	3
Depreciation	66	40
Property, plant and equipment at end of period	(447)	(390)
Equipment and vehicles | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	357	373
Property, plant and equipment at end of period	434	357
Equipment and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,312	1,253
Additions and transfers to property, plant, and equipment	106	70
Acquisitions from business combinations (note 3)	99	0
Disposals and other	(66)	(11)
Property, plant and equipment at end of period	1,451	1,312
Equipment and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(955)	(880)
Disposals and other	18	11
Depreciation	80	86
Property, plant and equipment at end of period	(1,017)	(955)
Construction in process | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,706	1,330
Property, plant and equipment at end of period	2,264	1,706
Construction in process | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,706	1,330
Additions and transfers to property, plant, and equipment	285	376
Acquisitions from business combinations (note 3)	273	0
Disposals and other	0	0
Property, plant and equipment at end of period	2,264	1,706
Construction in process | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Property, plant and equipment at end of period	$ 0	$ 0